united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares				Value
	MUTUAL FUND - 2.1%
	DEBT FUND - 2.1%
366,611	Prudential High Yield Fund			$ 1,851,386
	(Cost - $2,053,027)
Principal
	U.S. TREASURY NOTES - 89.2%	Coupon Rate *	Maturity Date
$ 9,000,000	U.S. Treasury Note	0.625%	6/30/2017	8,955,878
9,000,000	U.S. Treasury Note	1.125%	6/15/2018	8,980,137
13,000,000	U.S. Treasury Note	1.625%	6/30/2019	13,060,177
23,100,000	U.S. Treasury Note	1.625%	6/30/2020	23,008,408
23,000,000	U.S. Treasury Note	3.125%	5/15/2021	24,465,801
	TOTAL U.S. TREASURY NOTES (Cost $78,881,255)			78,470,401
Shares
	SHORT-TERM INVESTMENT - 8.3%
	MONEY MARKET FUND - 8.3%
7,337,462	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional, 0.02% **			7,337,462
	(Cost $7,337,462)

	TOTAL INVESTMENTS - 99.6% (Cost - $88,271,744)(a)			$ 87,659,249
	OTHER ASSETS LESS LIABILITIES - 0.4%			370,717
	NET ASSETS - 100.0%			$ 88,029,966

* Represents discount rate at the time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $88,271,744 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ -
			Unrealized depreciation:	(612,495)
		Net unrealized depreciation		$ (612,495)

Number of			Underlying Face	Unrealized
Contracts			Amount at Value	Depreciation
	LONG FUTURES CONTRACTS - (0.0) %
53	U.S. 5YR Note Future Mar 2016		$ 6,270,960	$ (5,335)

	SHORT FUTURES CONTRACTS - (0.1) %
19	Future On CDX HY S25 Swap		$ 1,949,742	$ (48,403)

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares				Value
	COMMON STOCK - 67.3%
	AGRICULTURE - 0.5%
292	Universal Corp.			$ 16,375

	AUTO MANUFACTURERS - 1.1%
1,166	Fiat Chrysler Automobiles NV			16,312
1,131	Ford Motor Co.			15,936
				32,248
	AUTO PARTS & EQUIPMENT - 2.5%
741	American Axle & Manufacturing Holdings, Inc. *			14,035
206	Cooper-Standard Holding, Inc. *			15,984
709	Douglas Dynamics, Inc.			14,939
327	Gentherm, Inc. *			15,500
128	Lear Corp.			15,722
				76,180
	BANKS - 1.6%
817	First Community Bancshares, Inc.			15,221
564	Northrim BanCorp, Inc.			15,002
2,318	OFG BanCorp			16,968
				47,191
	BEVERAGES - 0.5%
102	Monster Beverages Corp. *			15,194

	BIOTECHNOLOGY - 1.7%
125	China Biologic Products, Inc. *			17,808
356	Myriad Genetics, Inc. *			15,364
392	Seattle Genetics, Inc. *			17,593
				50,765
	BUILDING MATERIALS - 1.6%
392	Caesarstone Sdot-Yam Ltd. *			16,989
265	Drew Industries, Inc. *			16,136
217	Universal Forest Products, Inc.			14,836
				47,961
	CHEMICALS - 1.0%
132	International Flavors & Fragrances, Inc.			15,792
163	Monsanto Co.			16,059
				31,851
	COMMERCIAL SERVICES - 4.0%
542	ABM Industries, Inc.			15,431
740	American Public Education, Inc. *			13,771
399	CorVel Corp. *			17,524
1,630	Electro Rent Corp.			14,996
396	Grand Canyon Education, Inc. *			15,888
1,987	MoneyGram International, Inc. *			12,458
669	SP Plus Corp. *			15,989
267	Strayer Education, Inc. *			16,052
				122,109
	COMPUTERS - 3.6%
136	Apple, Inc.			14,315
728	Cadence Design Systems, Inc. *			15,150
1,261	HP, Inc.			14,930
201	Luzoft Holding, Inc. *			15,503
499	NetScout Systems, Inc. *			15,319
204	SanDisk Corp.			15,502
452	Seagate Technology PLC			16,570
				107,289
	COSMETICS/PERSONAL CARE - 0.5%
180	Estee Lauder Cos., Inc.			15,851

	DISTRIBUTION/WHOLESALE - 1.1%
385	Fastenal Co.			15,716
79	WW Grainger, Inc.			16,005
				31,721
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
528	Waddell & Reed Financial, Inc.			15,132

	ELECTRONICS - 4.7%
773	Allied Motion Technologies, Inc.			20,237
281	Arrow Electronics, Inc. *			15,225
351	Avnet, Inc.			15,037

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares				Value
	COMMON STOCK (Continued) - 67.3%
	ELECTRONICS (Continued) - 4.7%
1,426	Flextronics International Ltd. *			$ 15,985
988	Gentex Corp.			15,818
642	Jabil Circuit, Inc.			14,952
487	Methode Electronics, Inc.			15,501
710	Multi-Fineline Electronix, Inc. *			14,683
530	National Instruments Corp.			15,206
				142,644
	ENERGY-ALTERNATIVE SOURCES - 1.1%
263	First Solar, Inc. *			17,355
306	REX American Resources Corp.*			16,545
				33,900
	ENGINEERING & CONSTRUCTION - 1.5%
529	AECOM *			15,886
500	Comfort Systems USA, Inc.			14,210
984	Tutor Perini Corp. *			16,472
				46,568
	FOOD - 1.6%
172	Hershey Co.			15,354
723	Pilgrim's Pride Corp. *			15,971
208	Sanderson Farms, Inc.			16,124
				47,449
	HEALTHCARE-PRODUCTS - 2.5%
236	Align Technology, Inc. *			15,541
40	Atrion Corp.			15,248
192	Edwards Lifesciences Corp. *			15,164
748	SurModics, Inc. *			15,162
452	Vascular Solutions, Inc. *			15,544
				76,659
	HEALTHCARE-SERVICES - 0.5%
89	Humana, Inc.			15,887

	HOME FURNISHINGS - 0.5%
450	iRobot Corp. *			15,930

	HOUSEHOLD PRODUCTS/WARES - 0.5%
1,093	Central Garden & Pet Co. *			14,777

	INSURANCE - 0.5%
1,035	Maiden Holdings Ltd.			15,432

	INTERNET - 1.6%
313	Sohu.com, Inc. *			17,900
921	VASCO Data Security International, Inc. *			15,408
944	XO Group, Inc. *			15,161
				48,469
	MACHINERY-DIVERSIFIED - 1.0%
444	Cognex Corp.			14,994
222	Graco, Inc.			16,000
				30,994
	METAL FABRICATE/HARDWARE - 0.5%
480	Sun Hydraulics Corp.			15,230

	MISCELLANEOUS MANUFACTURING - 0.5%
649	Smith & Wesson Holding Corp.			14,265

	OIL & GAS - 1.6%
736	Alon USA Partners LP			17,112
512	Delek Logistics Partners LP			18,273
2,707	Kosmos Energy Ltd. *			14,076
				49,461
	OIL & GAS SERVICES - 1.0%
4,389	McDermott International, Inc. *			14,703
1,238	RPC, Inc.			14,794
				29,497
	PHARMACEUTICALS - 2.8%
278	AbbVie, Inc.			16,469
415	Anika Therapeutics, Inc. *			15,836
178	Cardinal Health, Inc.			15,890
1,995	Lifevantage Corp. *			18,992
81	McKesson Corp.			15,976
				83,163
COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares				Value
	COMMON STOCK (Continued) - 67.3%
	RETAIL - 6.1%
515	Best Buy Co., Inc.			$ 15,682
199	Dollar Tree, Inc. *			15,367
232	Foot Locker, Inc.			15,101
196	Group 1 Automotive, Inc.			14,837
158	L Brands, Inc.			15,140
80	Panera Bread Co. *			15,582
351	Penske Automotive Group, Inc.			14,861
283	Ross Stores, Inc.			15,228
579	Sally Beauty Holdings, Inc. *			16,148
656	Sonic Automotive, Inc.			14,931
175	Tractor Supply Co.			14,963
260	Williams-Sonoma, Inc.			15,187
				183,027
	SEMICONDUCTORS - 8.6%
271	Analog Devices, Inc.			14,992
2,346	Applied Micro Circuits Corp.			14,944
1,749	Atmel Corp.			15,059
269	Broadcom Corp.			15,554
930	Cascade Microtech, Inc. *			15,113
1,587	Cypress Semiconductor Corp.			15,568
401	Maxim Integrated Products, Inc.			15,238
993	MaxLinear, Inc. *			14,627
372	Mellanox Technologies Ltd. *			15,676
1,122	Micron Technology, Inc. *			15,888
1,314	Microsemi Storage Solutions, Inc. *			15,269
983	Nanometrics, Inc. *			14,883
1,440	Nova Measuring Instruments Ltd. *			14,112
472	NVIDIA Corp.			15,557
1,271	QLogic Corp. *			15,506
198	Skyworks Solutions, Inc.			15,212
325	Xilinx, Inc.			15,265
				258,463
	SOFTWARE - 3.2%
257	Cerner Corp. *			15,464
1,532	Exa Corp. *			17,787
198	Jack Henry & Associates, Inc.			15,456
1,412	PDF Solutions, Inc. *			15,306
451	PTC Inc. *			15,618
992	Quality Systems, Inc.			15,991
				95,622
	TELECOMMUNICATIONS - 4.6%
502	ARRIS Group, Inc. *			15,346
815	CalAmp Corp. *			16,243
782	Ciena Corp. *			16,180
860	Inteliquent, Inc.			15,282
1,197	MRV Communications, Inc. *			14,603
318	Plantronics, Inc.			15,080
588	Telephone & Data Systems, Inc.			15,223
475	Ubiquiti Networks, Inc. *			15,053
384	United States Cellular Corp. *			15,671
				138,681
	TRANSPORTATION - 1.6%
393	Atlas Air Worldwide Holdings, Inc. *			16,247
1,644	CAI International, Inc. *			16,572
209	JB Hunt Transport Services, Inc.			15,332
				48,151
	TRUCKING & LEASING - 0.6%
522	Greenbrier Cos., Inc.			17,028

	TOTAL COMMON STOCK (Cost - $1,993,853)			2,031,164

Principal
	U.S. TREASURY NOTES - 5.1%	Coupon Rate **	Maturity Date
$ 155,000	U.S. Treasury Bill ^	0.000%	3/17/2016	154,927
	TOTAL U.S. TREASURY NOTES (Cost $154,927)
Shares
	SHORT-TERM INVESTMENT - 24.1%
	MONEY MARKET FUND - 24.1%
728,556	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional, 0.02% ***			728,556
	(Cost $728,556)

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares				Value

	TOTAL INVESTMENTS - 96.5% (Cost - $2,877,336)(a)			$ 2,914,647
	SECURITIES SOLD SHORT - (14.0) % (Proceeds - $406,943)			(424,672)
	OTHER ASSETS LESS LIABILITIES - 17.5%			529,190
	NET ASSETS - 100.0%			$ 3,019,165

	SECURITIES SOLD SHORT - (14.0) %
	BIOTECHNOLOGY - (3.2) %
1,894	Abeona Therapeutics, Inc. *			6,364
246	AMAG Pharmaceuticals, Inc. *			7,427
153	ANI Pharmaceuticals, Inc. *			6,904
1,204	Aratana Therapeutics, Inc. *			6,718
816	Assembly Biosciences, Inc. *			6,128
940	Corium International, Inc. *			7,633
286	Esperion Therapeutics, Inc. *			6,366
798	Exact Sciences Corp. *			7,366
1,920	Fate Therapeutics, Inc. *			6,470
382	Foundation Medicine, Inc. *			8,045
830	Lion Biotechnologies, Inc. *			6,408
795	Novavax, Inc. *			6,670
637	OvaScience, Inc. *			6,223
92	Puma Biotechnology, Inc. *			7,213
				95,935
	BUILDING MATERIALS - (0.2) %
562	PGT, Inc. *			6,401

	CHEMICALS - (0.2) %
1,221	Kronos Worldwide, Inc.			6,886

	COAL - (0.2) %
1,422	Westmorland Coal Co. *			8,361

	COMPUTERS - (0.2) %
656	Nimble Storage, Inc. *			6,036

	COSMETICS/PERSONAL CARE - (0.2) %
1,705	Avon Products, Inc.			6,905

	ELECTRIC - (0.2) %
1,756	EnerNOC, Inc. *			6,761

	ENERGY-ALTERNATE SOURCES - (0.2) %
1,025	SunEdison, Inc. *			5,217

	ENTERTAINMENT - (0.3) %
833	Scientific Games Corp. *			7,472

	FOOD - (0.2) %
675	Darling Ingredients, Inc. *			7,101

	HEALTHCARE-PRODUCTS - (1.1) %
304	Accelerate Diagnostics, Inc. *			6,533
1,067	Cerus Corp. *			6,743
943	InVivo Therapeutics Holdings Corp. *			6,790
1,077	Medgenics, Inc. *			6,484
465	NanoString Technologies, Inc. *			6,840
				33,390
	HEALTHCARE-SERVICES - (0.2) %
264	Community Health Systems, Inc. *			7,004

	HOME BUILDERS (0.3) %
431	William Lyon Homes *			7,112

	INTERET - (0.9) %
724	Angie's List, Inc. *			6,769
318	FireEye, Inc. *			6,595
1,003	Liquidity Services, Inc. *			6,520
1,969	Rocket Fuel, Inc. *			6,872
				26,756
	LEISURE TIME - (0.2) %
1,488	Black Diamond, Inc. *			6,577

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares				Value

	SECURITIES SOLD SHORT (Continued) - (14.0) %
	LODGING - (0.2) %
894	Caesars Entertainment Corp.			$ 7,054

	MINING - (0.3) %
1,269	Hi-Crush Partners LP			7,512

	OIL & GAS - (0.4) %
993	Contango Oil & Gas Co. *			6,365
617	Whiting Petroleum Corp. *			5,824
				12,189
	OIL & GAS SERVICES - (0.2) %
843	TETRA Technologies, Inc. *			6,339

	PHARMACEUTICALS - (3.7) %
191	ACADIA Pharmaceuticals, Inc. *			6,809
284	Aerie Pharmaceuticals, Inc. *			6,915
708	Amicus Therapeutics, Inc. *			6,868
1,515	Anthera Pharmaceuticals, Inc. *			7,030
1,340	BioDelivery Sciences International, Inc. *			6,419
1,505	Derma Sciences, Inc. *			6,878
110	Endo International PLC			6,734
251	Heron Therapeutics, Inc. *			6,702
165	Lannett Co, Inc. *			6,620
1,422	Ohr Pharmaceutical, Inc. *			8,731
241	Relypsa, Inc. *			6,830
1,151	Synergy Pharmaceuticals, Inc. *			6,526
754	Teligent, Inc. *			6,711
129	TESARO, Inc. *			6,749
980	Tonix Pharmaceuticals Holding Corp. *			7,517
479	Zogenix, Inc. *			7,060
				111,099
	RETAIL - (0.5) %
271	America's Car-Mart, Inc. *			7,233
502	Kona Grill, Inc. *			7,962
				15,195
	SOFTWARE - (0.5) %
343	AVG Technologies NV *			6,877
74	Tableau Software, Inc. *			6,972
				13,849
	STORAGE/WAREHOUSING - (0.2) %
552	Wesco AirCraft Holdings, Inc. *			6,607

	TELECOMMUNICATIONS - (0.2) %
1,307	H2C Holdings, Inc. *			6,914

	TOTAL SECURITIES SOLD SHORT (Proceeds - $406,943)			424,672

LP - Limited Partnership
PLC - Public Limited Company
* Non income producing security.
^ All or a portion of the security is held as collateral for futures contracts.
** Represents discount rate at the time of purchase.
*** Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,470,394 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 69,239
			Unrealized depreciation:	(49,657)
			Net unrealized appreciation	$ 19,582

Number of			Underlying Face	Unrealized
Contracts			Amount at Value	Depreciation
	LONG FUTURES CONTRACTS - (0.3) %
2	S&P 500 E-Mini Future March 2016		$ 203,550	$ (3,011)
5	S&P Mid 400 E-Mini Future March 2016		696,750	(7,250)
			900,300	(10,261)

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of December 31, 2015 in valuing the fund's investments carried at fair value:

Counterpoint Tactical Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 1,851,386	$ -	$ -	$ 1,851,386
U.S. Treasury Note	-	78,470,401	-	78,470,401
Short Term Investments	7,337,462	-	-	7,337,462
Total	$ 9,188,848	$ 78,470,401	$ -	$ 87,659,249
Liabilities*
Long Futures Contracts	$ 5,335	$ -	$ -	$ 5,335
Short Futures Contracts	48,403	-	-	48,403
Total	$ 53,738	$ -	$ -	$ 53,738

Counterpoint Tactical Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,031,164	$ -	$ -	$ 2,031,164
U.S. Treasury Note	-	154,927	-	154,927
Short Term Investments	728,556	-	-	728,556
Total	$ 2,759,720	$ 154,927	$ -	$ 2,914,647
Liabilities*
Long Futures Contracts	$ 10,261	$ -	$ -	$ 10,261
Securities Sold Short	424,672	-	-	424,672
Total	$ 434,933	$ -	$ -	$ 434,933

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 2/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 2/26/2016

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/26/2016